Subsequent Events - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011	Mar. 31, 2012 Dividend Declared JPY (¥)	Oct. 31, 2012 Share Exchange USD ($)
Subsequent Event [Line Items]
Subsequent event, description			Subsequent to March 31, 2012, the Company’s Board of Directors declared a cash dividend of ¥6,158 million payable on June 5, 2012 to stockholders as of March 31, 2012.
Cash dividend declared	¥ 6,158		¥ 6,158
Cash dividend declared, payable date			Jun. 05, 2012
Cash dividend declared, record date			Mar. 31, 2012
Number of shares allocated for each common share of Nidec Sankyo Corporation				$ 0.068
Total number of shares allocated in the share exchange with Nidec Sankyo Corporation		721,534		3,175,755